BlackRock International Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Shares
Shares Value
Common Stocks
Australia — 4.3%
APM Human Services International Ltd. 109,029 $ 200,536
Brazil — 5.7%
Atacadao SA ................. 13,534 44,044
MercadoLibre, Inc.
(a)
............ 80 94,535
MRV Engenharia e Participacoes SA . 25,462 35,262
Sendas Distribuidora SA
(a)
........ 23,399 90,253
264,094
Canada — 4.4%
North West Co., Inc. (The) ........ 6,091 165,900
Shopify, Inc., Class A
(a)
.......... 783 38,578
204,478
China — 2.4%
China Three Gorges Renewables
Group Co. Ltd., Class A ....... 80,900 69,032
Contemporary Amperex Technology Co.
Ltd., Class A ............... 600 41,631
110,663
Denmark — 9.6%
Chr Hansen Holding A/S ......... 590 43,563
Orsted A/S
(b)(c)
................ 2,655 236,433
Vestas Wind Systems A/S ........ 5,702 166,850
446,846
Germany — 4.4%
LEG Immobilien SE ............ 1,950 152,440
Vonovia SE .................. 1,799 50,818
203,258
India — 2.6%
Bandhan Bank Ltd.
(a)(b)(c)
......... 40,432 121,186
Indonesia — 9.5%
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 723,900 221,997
Dayamitra Telekomunikasi PT
(a)
.... 4,871,700 219,639
441,636
Japan — 8.8%
Daikin Industries Ltd. ........... 400 69,478
GMO Payment Gateway, Inc. ...... 900 83,279
Katitas Co. Ltd. ............... 5,700 139,766
Nidec Corp. ................. 2,100 116,380
408,903
Netherlands — 2.0%
Koninklijke DSM NV ............ 708 91,050
Security
Shares
Shares Value
South Africa — 1.3%
Capitec Bank Holdings Ltd. ....... 588 $ 60,732
South Korea — 4.1%
Samsung SDI Co. Ltd. .......... 344 192,778
Spain — 5.7%
Corp. ACCIONA Energias Renovables
SA ..................... 959 39,217
EDP Renovaveis SA ............ 10,275 223,493
262,710
Switzerland — 1.9%
Landis+Gyr Group AG
(a)
......... 1,183 87,154
United Kingdom — 12.1%
Halma plc ................... 8,786 233,919
Pearson plc ................. 10,741 122,493
RELX plc ................... 5,414 160,844
Wise plc, Class A
(a)
............. 7,091 47,535
564,791
United States — 14.9%
Agilent Technologies, Inc. ........ 327 49,730
Brookfield Renewable Corp., Class A 6,295 198,282
Danaher Corp. ............... 414 109,453
Schneider Electric SE ........... 1,587 257,436
Thermo Fisher Scientific, Inc. ...... 140 79,846
694,747
Total Long-Term Investments — 93.7%
(Cost: $4,665,840) .............................. 4,355,562
Short-Term Securities
Money Market Funds — 6.9%
(d)(e)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.07% ...... 300,719 300,719
SL Liquidity Series, LLC, Money Market
Series, 4.54%
(f)
............. 18,191 18,194
Total Short-Term Securities — 6.9%
(Cost: $318,904) ................................ 318,913
Total Investments — 100.6%
(Cost: $4,984,744) .............................. 4,674,475
Liabilities in Excess of Other Assets — (0.6)% ............ (25,745)
Net Assets — 100.0% .............................. $ 4,648,730
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 300,719
(a)
$ — $ — $ — $ 300,719 300,719 $ 1,721 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 18,168
(a)
— 18 8 18,194 18,191 2,412
(b)
—
$ 18 $ 8 $ 318,913 $ 4,133 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 200,536 $ — $ 200,536
Brazil ............................................... 264,094 — — 264,094
Canada ............................................. 204,478 — — 204,478
China ............................................... — 110,663 — 110,663
Denmark ............................................. — 446,846 — 446,846
Germany ............................................ — 203,258 — 203,258
India ............................................... — 121,186 — 121,186
Indonesia ............................................ — 441,636 — 441,636
Japan ............................................... — 408,903 — 408,903
Netherlands ........................................... — 91,050 — 91,050
South Africa ........................................... — 60,732 — 60,732
South Korea .......................................... — 192,778 — 192,778
Spain ............................................... — 262,710 — 262,710
Switzerland ........................................... — 87,154 — 87,154
United Kingdom ........................................ — 564,791 — 564,791
United States .......................................... 437,311 257,436 — 694,747
Short-Term Securities
Money Market Funds ...................................... 300,719 — — 300,719
$ 1,206,602 $ 3,449,679 $ — $ 4,656,281
Investments Valued at NAV
(a)
..................................... 18,194
$ —
$ 4,674,475
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.